EVENTS AFTER REPORTING DATE (Details)			12 Months Ended
	Feb. 21, 2018	Aug. 29, 2017	Dec. 31, 2017	Dec. 14, 2017 EquityInstruments
Disclosure of non-adjusting events after reporting period [line items]
Capitalisation issuance ratio		0.02	0.02
Lonmin
Disclosure of non-adjusting events after reporting period [line items]
Number of shares entitled to receive per share				0.967
Potential ordinary share transactions [member]
Disclosure of non-adjusting events after reporting period [line items]
Capitalisation issuance ratio	0.04